Summary of Significant Accounting Policies	3 Months Ended
Jun. 07, 2017
The Crypto Company, Inc. [Member]
Summary of Significant Accounting Policies

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation - The Company prepares its financial statements based upon the accrual method of accounting, recognizing income when earned and expenses when incurred. The Company entered into a reverse merger transaction on June 7, 2017. The Company’s financial statements present the balance sheet, results of operations, changes in stockholders’ equity, and cash flows immediately before commencement of the transaction.

Transaction - The transaction on June 7, 2017, included three steps, as follows:

●	Stock Sale - On June 7, 2017, the Company entered into (i) a Share Purchase Agreement (the “Restricted Share Purchase Agreement”) with Croe, Inc. (“Croe”) a public company located in Utah, and John B. Thomas P.C., in its sole capacity as representative for certain shareholders of Croe; and (ii) a Share Purchase Agreement (the “Free Trading Share Purchase Agreement”, and together with the Restricted Share Purchase Agreement, the “Share Purchase Agreements”) with Croe, Uptick Capital, LLC (“Uptick Capital”) and John B. Thomas P.C., in its sole capacity as representative for certain shareholders of Croe. Pursuant to the Share Purchase Agreements, the shareholders of Croe sold an aggregate of 11,235,000 shares of common stock of Croe to the Company for aggregate proceeds of $404,150, including escrow and other transaction related fees to the selling shareholders (the “Stock Sale”).

In the Stock Sale, the Company purchased 10,000,000 shares held by Deborah Thomas, the former Chief Executive Officer, principal accounting and financial officer and director of Croe, representing approximately 88.22% of the outstanding common stock of Croe immediately prior to the Stock Sale, at a price of $0.031 per share, and an aggregate of 1,335,000 shares held by the remaining shareholders of Croe at a price of $0.075 per share.

Also in connection with the Stock Sale, effective as of June 7, 2017, (i) Deborah Thomas resigned as Chief Executive Officer, principal accounting officer and director of Croe and Elliott Polatoff resigned as Secretary and director of Croe; and (ii) Michael Poutre was appointed Chief Executive Officer and sole director, James Gilbert was appointed President and Ron Levy was appointed Chief Operating Officer.

●	Stock Dividend - On June 7, 2017, the Company issued to its shareholders a stock dividend (the “Stock Dividend”) of 10,918,007 shares of common stock of Croe acquired through the Stock Sale, distributed on a pro-rata basis, such that the shareholders of the Company received fifteen shares of common stock of Croe for each share of common stock of the Company held as of June 6, 2017.

As of June 7, 2017, immediately following the consummation of the Stock Sale and the distribution of the Stock Dividend, the Company held 316,993 shares, representing 4.26% of the issued and outstanding shares of common stock of Croe, and the shareholders of the Company, collectively, held 10,918,007 shares, representing 94.40% of the issued and outstanding shares of common stock of Croe.

●	Share Exchange - On June 7, 2017, Croe entered into a Share Exchange Agreement (the “Exchange Agreement”) with Michael Poutre, in his sole capacity as representative for the shareholders of the Company, pursuant to which each issued and outstanding share of common stock of the Company was exchanged for shares of common stock of Croe (the “Share Exchange”), resulting in the aggregate issuance of 7,026,614 shares of common stock of Croe, on a pro-rata basis, as provided on the Exchange Agreement, to the shareholders of the Company, in exchange for 727,867 shares of common stock of the Company.

On June 7, 2017 (the “Transaction Date”), as a result of the Stock Sale, the Stock Dividend and the Share Exchange (collectively the “Transaction”), (i) the Company became a wholly owned subsidiary of Croe; (ii) all of the former shareholders of the Company became shareholders of Croe, on a pro-rata basis.

The Transaction was treated as a reverse acquisition of Croe, and the Company is treated as the acquirer, for financial accounting and reporting purposes, while Croe is treated as the acquired entity. As of the Transaction Date, Croe had no liabilities or obligations.

Immediately following the Stock Exchange, 18,361,614 shares of common stock of Croe were issued and outstanding.

Liquidity - The Company had limited revenues since inception of March 9, 2017 limited to realized gains on investments in cryptocurrency. The Company has raised an aggregate of $2,665,886 in cash from common stock issuances from inception on March 9, 2017 through June 7, 2017, and had $1,663,415 in cash as of June 7, 2017 and working capital of $2,460,649. However, the Company has a limited operating history and its prospects are subject to risks, expenses and uncertainties frequently encountered by early-stage companies. These risks include, but are not limited to, the uncertainties of availability of financing and achieving future profitability and the cryptocurrency market itself and its ability to gain overall market acceptance. Management anticipates that the Company will be dependent, for the near future, on investment capital to fund operating expenses. The Company intends to position itself so that it may be able to raise funds through the capital markets. There can be no assurance that such financing will be available at terms acceptable to the Company, if at all. Failure to generate sufficient cash flows from operations, raise capital or reduce certain discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives.

Use of Estimates - The preparation of financial statements in conformity with United States Generally Accepted Accounting Principles (“US GAAP”) requires us to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, and expenses and the related disclosure of contingent assets and liabilities. We base our estimates on historical experience and on various other assumptions that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. The Company’s significant estimates and assumptions include but are not limited to the recoverability and useful lives of long-lived assets, valuation and recoverability of investments, valuation allowances of deferred taxes, and stock-based compensation expenses. Actual results may differ from these estimates. In addition, any change in these estimates or their related assumptions could have an adverse effect on our operating results.

Cash and cash equivalents - The Company defines its cash and cash equivalents to include only cash on hand and investments with original maturities of ninety days or less.

The Company maintains its cash and cash equivalents at financial institutions, the balances of which may, at times, exceed federally insured limits. Management of the Company (“Management”) believes that the risk of loss due to the concentration is minimal.

Equipment - Equipment are recorded at cost and depreciated using the straight line method over the estimated useful life. Normal repairs and maintenance are expensed as incurred. Expenditures that materially adapt, improve, or alter the nature of the underlying assets are capitalized. When equipment are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and the resulting gain or loss is credited or charged to income.

Revenue Recognition - The Company records the realized gain or loss on the investments on a trade date basis. The changes in unrealized appreciation or depreciation on the investments are measured to market on the last day of every month at 11:59 p.m., Pacific Time, based on publicly available cryptocurrency exchanges. The Company classifies investment in cryptocurrency as trading investments. Trading generally reflects active and frequent buying and selling, and is generally used with the objective of generating profits on short-term difference in price.

Fair value measurements - The Company recognizes and discloses the fair value of its assets and liabilities using a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Each level of input has different levels of subjectivity and difficulty involved in determining fair value.

Level 1	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurable date.

Level 2	Inputs, other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data at the measurement date.

Level 3	Unobservable inputs that reflect management’s best estimate of what participants would use in pricing the asset or liability at the measurement date.

The carrying amounts of the Company’s financial assets and liabilities, including cash, accounts payable, and accrued liabilities approximate fair value because of the short maturity of these instruments.

Stock based compensation - The Company accounts for its stock based compensation using the fair value based method. Under this method, the compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. This guidance establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity investments.

Net loss per common share - The Company reports earnings per share (“EPS”) with a dual presentation of basic EPS and diluted EPS. Basic EPS is computed as net income divided by the weighted average of common shares for the period. Diluted EPS reflects the potential dilution that could occur from common shares issued through stock options, or warrants. During the period ended June 7, 2017, the Company had no potentially dilutive common stock equivalents. Therefore, the basic EPS and the diluted EPS are the same.

Investments – Investments are entirely comprised of various cryptocurrencies and are reported at fair value as determined by digital asset market exchanges with realized gains and losses calculated on a trade data basis as the difference between the fair value and cost of cryptocurrencies transferred. The Company recognizes the fair value changes in unrealized appreciation or depreciation on investment through the accompanying statement of operations. As of June 7, 2017, the Company’s investments had a fair value of $544,374. As of June 7, 2017, the Company’s investments include two cryptocurrencies greater than 10% of their total portfolio value, Bitcoin (“BTC”) at 24.67% and Ethereum (“ETH”) at 41.25%.

Income taxes - Deferred tax assets and liabilities are recognized for expected future consequences of events that have been included in the financial statements or tax returns. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized. The provision for income taxes represents the tax payable for the period and the change during the period in deferred tax assets and liabilities.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Impairment of long lived assets - The Company analyzes its long-lived assets for potential impairment. Impairment losses are recorded on long-lived assets when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the net carrying amount of the assets. In such cases, the carrying values of assets to be held and used are adjusted to their estimated fair value, less estimated selling expenses. As of June 7, 2017, the Company recognized no impairment losses on its long-lived assets.

Marketing expense - Marketing expenses are charged to operations, under general and administrative expenses. For the period from inception through June 7, 2017, the Company incurred $6,600 in marketing expenses.